Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases
Minimum lease payments, Total	¥ 64,100
Minimum lease payments, Less than 1 year	509
Minimum lease payments, 1 to 2 years	3,585
Minimum lease payments, 2 to 3 years	4,193
Minimum lease payments, 3 to 4 years	4,121
Minimum lease payments, 4 to 5 years	3,994
Minimum lease payments, More than 5 years	¥ 47,698